Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
RMB to US [Member]
Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) [Line Items]
Foreign currency exchange	US$1=RMB7.2567		US$1=RMB7.0176	US$1=RMB7.2960	US$1=RMB7.1135
Foreign currency exchange rate	US$1=RMB7.2308	US$1=RMB7.2064	US$1=RMB7.2043	US$1=RMB7.0533	US$1=RMB6.5532
JPY to US [Member]
Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) [Line Items]
Foreign currency exchange	US$1=JPY149.9000		US$1=JPY143.2500	US$1=JPY149.4300	US$1=JPY144.7100
Foreign currency exchange rate	US$1=JPY152.3937	US$1=JPY148.1735	US$1=JPY150.3267	US$1=JPY138.9277	US$1=JPY124.6952
HKD to US [Member]
Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) [Line Items]
Foreign currency exchange	US$1=HKD7.7799		US$1=HKD7.7693	US$1=HKD7.8308	US$1=HKD7.8498
Foreign currency exchange rate	US$1=HKD7.7771	US$1=HKD7.8172	US$1=HKD7.8127	US$1=HKD7.8310	US$1=HKD7.8228